Derivative Liabilities (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Expected life (in years)		5 years
Minmum [Member] | Warrant [Member]
Expected volatility	2.71%	219.00%	334.00%
Risk free interest rate	0.03%	1.55%	1.49%
Expected life (in years)	6 months	9 months 18 days
Maximum [Member] | Warrant [Member]
Expected volatility	3.22%	264.00%	398.00%
Risk free interest rate	0.141%	2.34%	1.73%
Expected life (in years)	1 year 6 months	1 year 5 months 30 days	4 months 24 days